Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 1,001	$ (2,870)	$ (10,681)	$ (1,094)	$ 595
Unrealized investment gains (losses):
Unrealized investment gains (losses) during the period	2,286	(7,287)	(16,024)	(2,937)	1,589
Income tax (benefit) expense	0	0	0	0	0
Unrealized investment gains (losses), net of tax	2,286	(7,287)	(16,024)	(2,937)	1,589
Less: reclassification adjustments to:
Net realized investment gains (losses) included in net income (loss)	0	0	69	85	1,166
Income tax (benefit) expense	0	0	0	0	0
Total reclassifications included in net income (loss), net of tax	0	0	69	85	1,166
Net other comprehensive income (loss)	2,286	(7,287)	(16,093)	(3,022)	423
Total comprehensive income (loss)	$ 3,287	$ (10,157)	$ (26,774)	$ (4,116)	$ 1,018